LEASE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Rent expense	$ 2,735	$ 3,545	$ 3,784
Short-term lease expense	199	229	82
Variable lease costs	826	831	813
Cash paid for lease liabilities	2,751	4,152	$ 2,843
Short-term maturities of operating lease liabilities	$ 199	$ 195